Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation
SHARE-BASED COMPENSATION

(a)	Share options of the Company
The Company adopted the Equity Award Plan in November 2009 for grants of options to purchase ordinary shares of the Company. The purpose of the Equity Award Plan is to give the Company a competitive edge in attracting, retaining and motivating employees, directors and consultants and to provide the Company with a share plan providing incentives directly related to increases in its Shareholder value. Subject to certain criteria as defined in the Equity Award Plan, the Company’s subsidiaries’ or affiliates’ employees, directors or officers and many of its consultants are eligible for awards under the Equity Award Plan. The Equity Award Plan provides for an aggregate of 804,786,508 shares of the Company’s ordinary shares to be available for awards, representing 10% of the outstanding shares upon completion of the Global Offering. The Equity Award Plan has a term of ten years and no further awards may be granted after the expiration of the term. The Company’s Remuneration Committee may grant awards of share options, share appreciation rights, restricted share awards, restricted share units, share bonus awards, performance compensation awards or any combination of the foregoing. As at December 31, 2018, there were 714,665,526 shares available for grant under the Equity Award Plan.
Share option awards are granted with an exercise price not less than (i) the closing price of the Company’s ordinary shares on the date of grant or (ii) the average closing price of the Company’s ordinary shares for the five business days immediately preceding the date of grant. The outstanding share options generally vest over four years and have ten-year contractual terms. Compensation cost for all share option grants, which all have graded vesting, is net of estimated forfeitures and is recognized on an accelerated granted attribution approach over the awards’ respective requisite service periods. The Company estimates the fair value of share options using the Black-Scholes option-pricing model. Expected volatilities are based on the Company’s historical volatility for a period equal to the expected life of the share options. The expected option life is based on the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate for periods equal to the expected term of the share option is based on the Hong Kong Government Bond rate in effect at the time of the grant for share options granted subsequent to March 31, 2015 and based on the Hong Kong Exchange Fund Note rate in effect at the time of the grant for share options granted on or before March 31, 2015. The expected dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
A summary of the share option activity for the Company’s Equity Award Plan is presented below:

	Year ended December 31,
	2018		2017		2016
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	48,252	$4.39	38,185	$4.48	25,474	$5.17
Granted	18,873	5.62	17,364	4.23	18,407	3.56
Exercised	(6,186)	3.74	(3,287)	3.61	(1,829)	3.06
Forfeited	(3,557)	5.24	(4,010)	5.20	(3,867)	5.38
Outstanding at December 31	57,382	$4.81	48,252	$4.39	38,185	$4.48
Exercisable at December 31	18,152	$5.00	14,608	$5.02	11,285	$5.07

The weighted average share price at the date of exercise for share options exercised during the years ended December 31, 2018, 2017, and 2016 was US$5.72, US$4.74 and US$4.18, respectively.
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2018		2017		2016
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	‘000	(years)	‘000	(years)	‘000	(years)
1.01 - 2.00	811	1.29	893	2.30	893	3.30
2.01 - 3.00	283	2.80	470	3.74	1,085	4.67
3.01 - 4.00	14,805	6.94	19,311	7.79	22,624	8.75
4.01 - 5.00	18,673	8.00	20,108	8.76	4,715	7.62
5.01 - 6.00	15,991	9.01	592	5.82	592	6.82
6.01 - 7.00	2,227	7.26	1,868	6.56	2,006	7.55
7.01 - 8.00	2,554	5.29	2,972	6.28	3,637	7.27
8.01 - 9.00	2,038	5.21	2,038	6.21	2,633	7.21
	57,382	7.64	48,252	7.82	38,185	8.03

The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016
Expected volatility	36.0%	36.9%	40.8%
Expected life (years)	4.7	4.4	4.4
Risk-free annual interest rate	1.7%	1.3%	1.2%
Expected dividends	5.8%	6.6%	5.5%
Weighted average share price at the date of grant (US$)	$5.58	$4.23	$3.50
Weighted average exercise price (US$)	$5.62	$4.23	$3.56
Weighted average fair value of each share option granted by the Company (US$)	$1.01	$0.71	$0.73

(b)	Restricted share units of the Company
The grant date fair value of restricted share units is the share price of the ordinary shares of the Company at the respective grant date. The number of unvested equity-settled restricted share units represents the number of ordinary shares of the Company to be given to the employees upon vesting.
Summaries of the unvested restricted share units under the Company’s Equity Award Plan are presented below:

	Year ended December 31,
	2018		2017		2016
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Equity-settled
Unvested at January 1	—	$—	852	$7.51	1,402	$7.29
Granted	—	—	—	—	—	—
Modified to cash-settled	—	—	(852)	7.51	(284)	7.13
Forfeited	—	—	—	—	(266)	6.76
Unvested at December 31	—	$—	—	$—	852	$7.51

	Year ended December 31,
	2018		2017		2016
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Cash-settled
Unvested at January 1	852	$7.51	236	$7.13	798	$5.89
Modified from equity-settled	—	—	852	7.51	284	7.13
Vested	(852)	7.51	(236)	7.13	(846)	5.96
Unvested at December 31	—	$—	852	$7.51	236	$7.13

As a result of the Company cash-settling and planning to cash-settle certain future unvested restricted share units on their vesting dates, nil, 852,000 and 284,103 outstanding restricted share units under the Equity Award Plan were modified from equity awards to cash-settled liability awards during the years ended December 31, 2018, 2017 and 2016, respectively. The modification affected zero, four and one employees during the years ended December 31, 2018, 2017 and 2016, respectively, and resulted in no additional compensation expense. The fair value of these awards is remeasured each reporting period until the vesting dates. Upon settlement, the Group will pay the grantees an amount in cash calculated based on the higher of (i) the closing price of the Company’s shares on the vesting date, and (ii) the average closing price of the Company’s shares for the five trading days immediately preceding the vesting date. If the vesting date is not a trading day, the trading day immediately preceding the vesting date shall be considered as the vesting date. During the years ended December 31, 2018, 2017 and 2016, the Company paid US$5 million, US$3 million and US$1 million to settle vested restricted share units that were previously classified as equity awards. The accrued liability associated with these cash-settled restricted share units was nil, US$4 million and US$3 million as at December 31, 2018, 2017 and 2016, respectively. For the years ended December 31, 2018 and 2017, no fair value gain or loss on remeasurement of the liability was recognized in the consolidated financial statements. For the year ended December 31, 2016, fair value loss of US$1 million on remeasurement of the liability was recognized in the consolidated financial statements.

(c)	Share options of LVS
The Group participates in the equity-settled share-based compensation plan of LVS and is a party to a non-qualified share option plan, the 2004 Plan, which is described below. The plan provides for the granting of share options pursuant to the applicable provisions of the Internal Revenue Code and regulations in the United States of America.
LVS adopted the 2004 Plan, to which the Group is a party, for grants of options to purchase its common shares. The purpose of the 2004 Plan is to give LVS and its subsidiaries (collectively the “LVS Group”) a competitive edge in attracting, retaining, and motivating employees, directors and consultants and to provide the LVS Group with a share plan providing incentives directly related to increases in its shareholder value. Any of the LVS Group’s employees, directors or officers and many of its consultants are eligible for awards under the 2004 Plan. The 2004 Plan provides for an aggregate of 26,344,000 shares of LVS’ common shares to be available for awards. The 2004 Plan originally had a term of ten years, but in June 2014, the LVS’ board of directors approved an amendment to the 2004 Plan, extending the term to December 2019. LVS’ compensation committee may grant awards of non-qualified share options, incentive (qualified) share options, share appreciation rights, restricted share awards, restricted share units, share bonus awards, performance compensation awards or any combination of the foregoing. As at December 31, 2018, there were 917,674 shares available for grant under the 2004 Plan.
Share option awards are granted with an exercise price equal to the fair market value (as defined in the 2004 Plan) of LVS’ share on the date of grant. The outstanding share options generally vest over three to four years and have ten-year contractual terms. Compensation cost for all share option grants, which all have graded vesting, is net of estimated forfeitures and is recognized on an accelerated granted attribution approach over the awards’ respective requisite service periods. LVS estimates the fair value of share options using the Black-Scholes option-pricing model. Expected volatilities are based on LVS’ historical volatility for a period equal to the expected life of the share options. The expected option life is based on the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate for periods equal to the expected term of the share options is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant. LVS has no legal or constructive obligation to repurchase or settle the options in cash.
For the purpose of financial reporting of the Group, share-based compensation expense arising from the granting of share options by LVS to the Directors and employees of the Group, to the extent of services rendered to the Group, is deemed to have been allocated to the Group as its expense with the corresponding increase in the share option reserve under equity in the relevant companies comprising the Group.
A summary of the share option activity for the 2004 Plan operated by LVS is presented below:

	Year ended December 31,
	2018		2017		2016
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	198	$72.83	357	$71.20	547	$70.33
Granted	23	77.44	34	63.13	—	—
Exercised	(62)	66.18	(34)	51.09	(3)	36.55
Transfer-out(i)	—	—	(12)	22.90	(47)	59.51
Expired	(102)	80.08	(147)	75.93	(140)	72.51
Outstanding at December 31	57	$69.00	198	$72.83	357	$71.20
Exercisable at December 31	11	$63.13	164	$74.83	335	$71.63

____________________

(i)	Transfer-in and transfer-out represent movement of options owned by grantees who transferred from other subsidiaries of LVS to the Group, or vice versa.
The fair value of each option grant under the 2004 Plan was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016
Expected volatility	25.0%	25.4%	—%
Expected life (years)	5.5	5.0	0.0
Risk-free annual interest rate	2.5%	2.0%	—%
Dividend yield	3.9%	4.6%	—%
Weighted average share price (US$)	$77.44	$63.13	$—
Weighted average exercise price (US$)	$77.44	$63.13	$—
Weighted average fair value of each share option granted by LVS (US$)	$12.67	$8.82	$—

The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2018		2017		2016
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	‘000	(years)	‘000	(years)	‘000	(years)
20.01 - 30.00	—	0.00	—	0.00	24	3.38
60.01 - 70.00	34	8.81	96	3.62	102	2.90
70.01 - 80.00	23	9.07	—	0.00	103	0.37
80.01 - 90.00	—	0.00	102	0.22	118	1.22
90.01 - 100.00	—	0.00	—	0.00	5	0.65
110.01 - 120.00	—	0.00	—	0.00	5	0.86
	57	8.92	198	1.87	357	1.59

Options exercised during the years ended December 31, 2018, 2017 and 2016 resulted in 61,875 shares, 34,475 shares and 3,300 shares of LVS, respectively, being issued at a weighted average price of US$66.18, US$51.09 and US$36.55, respectively. The related weighted average share price at the time of exercise was US$77.66, US$69.08 and US$49.96 during the year, respectively.

(d)	Restricted shares and Units of LVS
Grant date fair value of the restricted shares and units is the share price of the ordinary shares of LVS at the respective grant date. The number of unvested restricted shares and units represents the number of ordinary shares of LVS to be given to the employees upon vesting.
A summary of the unvested restricted shares and units under the 2004 Plan operated by LVS is presented below:

	Year ended December 31,
	2018		2017		2016
	Number of restricted shares and units ’000	Weighted average grant date fair value US$	Number of restricted shares and units ’000	Weighted average grant date fair value US$	Number of restricted shares and units ’000	Weighted average grant date fair value US$
Unvested at January 1	—	$—	35	$64.78	46	$62.73
Granted	—	—	—	—	—	—
Vested	—	—	(35)	64.78	(11)	56.07
Unvested at December 31	—	$—	—	$—	35	$64.78